Income Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Weighted Average Number of Common Shares Issued

	For the Years Ended December 31,
	2018		2017
Net income (loss) attributable to owners of the Company		$(5,145)	$3,822
Weighted average number of common shares outstanding (thousands)		44,357	39,144

Basic income (loss) per share	$	(0.11)	$0.10

Schedule of Option to Purchase of Common Stock Excluded from Diluted Per Share

	For the Years Ended December 31,
	2018	2017
Net income (loss) attributable to owners of the Company	$(5,145)	$3,822
Weighted average number of common shares outstanding (thousands)	44,357	39,144
Adjustment for:
Share options (thousands)	—	1,164 61

Weighted average number of common shares outstanding for diluted income per share (thousands)	44,357	40,308

Diluted income (loss) per share	$(0.11)	$0.10